Taxation (Tax Holiday Effect) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax holiday effect	$ 1,635	$ 16,174	$ 7,981
Basic net income per share effect	$ 0.04	$ 0.41	$ 0.20